Document and Entity Information	Jul. 10, 2020 $ / shares
Details
Registrant CIK	0001527613
Document Type	8-K
Document Period End Date	Jul. 10, 2020
Entity Registrant Name	NUZEE, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-39338
Entity Tax Identification Number	38-3849791
Entity Address, Address Line One	1700 Capital Avenue, Suite 100
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
Entity Address, Address Description	Address of principal executive offices
City Area Code	760
Local Phone Number	295-2408
Phone Fax Number Description	Registrant's telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Entity Listing, Par Value Per Share	$ 0.00001
Trading Symbol	NUZE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false